Commitments and Contingencies (Details Narrative) - USD ($)	May 22, 2025	Dec. 13, 2021
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Fee amount	$ 5,025,000
Deferred underwriting commission	4,025,000
Fee income	$ 1,000,000
Business combination shares issued	4,187,500
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Cash underwriting discount per share		$ 0.20
Underwriting fees		$ 2,300,000
Deferred underwriting discount price per shares		$ 0.35
Deferred underwriting fees		$ 4,025,000